3. INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Components of inventories
	2013	2012
Raw materials	$31,311	$13,125
Work in process	2,077	-
Finished goods	156,584	3,684

	$189,972	$16,809
The components of inventories at December 31, 2012 and 2011, net of inventory reserves, were as follows:
	2012	2011
Raw materials	$13,125	$23,034

Finished goods	3,684	562

Total	$16,809	$23,596